SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of net revenue and net income , operating, investing and financing cash flows of VIEs

	Years ended December 31,
	2017	2018	2019

Net revenue	1,469,929	2,712,875	4,013,561
Net income (loss)	44,541	(59,757)	99,857
Net cash provided by operating activities	186,843	739,848	414,424
Net cash used in investing activities	(286,476)	(1,063,826)	(201,995)
Net cash (used in) provided by financing activities	(7,417)	614,575	(43,547)

Schedule of estimated useful lives of property and equipment

Land	Remaining lease terms
Buildings	Shorter of the lease term and 30 years
Data center equipment
– Machinery	10 - 20 years
– Other equipment	3 - 5 years
Leasehold improvement	Shorter of the lease term and the estimated useful lives of the assets
Furniture and office equipment	3 - 5 years
Vehicles	5 years

Schedule of asset retirement obligations

Asset retirement obligations as of January 1, 2017	9,305
Additions	7,394
Accretion expense	949
Asset retirement obligations as of December 31, 2017	17,648
Additions	16,391
Accretion expense	1,840
Asset retirement obligations as of December 31, 2018	35,879
Additions	13,572
Accretion expense	2,990
Asset retirement obligations as of December 31, 2019	52,441

Schedule of weighted-average amortization period of acquired intangible assets

Customer relationships	5-15 years
Licenses	20 years

Schedule of reconciliation of total interest costs to interest expenses

	Years ended December 31,
	2017	2018	2019

Total interest costs	466,460	749,730	1,040,898
Less: interest costs capitalized	(54,457)	(93,544)	(72,205)

Interest expenses	412,003	656,186	968,693

Schedule of cash and restricted cash deposited in major financial institutions located in PRC and Hong Kong, US and Singapore financial institutions

	RMB	USD	HKD	JPY	EUR	SGD
In PRC	2,096,453	205,827	—	—	—	—
In Hong Kong SAR	23,305	46,973	240,357	27,547	153	—
In US	—	257,227	—	—	—	—
In Singapore	—	10,932	—	—	—	176
Total in original currency	2,119,758	520,959	240,357	27,547	153	176
RMB equivalent	2,119,758	3,634,318	215,312	1,765	1,200	909

Summary of impact for adoption of ASC 842 to the Company's consolidated balance sheet

	Balances at	Adjustments due to	Balances at
	December 31, 2018	adoption of ASC 842	January 1, 2019
Assets
Prepaid expenses	64,843	2,051	66,894
Property and equipment, net	13,994,945	(336,719)	13,658,226
Intangible assets, net	482,492	(44,552)	437,940
Operating lease ROU assets	—	513,961	513,961

Liabilities
Accounts payable	1,508,020	(3,864)	1,504,156
Accrued expenses and other payables	476,564	(13,085)	463,479
Operating lease liabilities, current	—	67,006	67,006
Operating lease liabilities, non-current	—	416,601	416,601
Finance lease and other financing obligations, non-current	4,134,327	(331,917)	3,802,410